Financial Instruments (Details 3) - Recurring basis - Interest rate swap contracts - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Fair Value
Assets
Fair value of assets	$ 366	$ 664
Liabilities
Fair value of liabilities	23,015	53,420
Significant Other Observable Inputs (Level 2)
Assets
Fair value of assets	366	664
Liabilities
Fair value of liabilities	$ 23,015	$ 53,420